Federated Hermes Kaufmann Small Cap Fund
(formerly, Federated Kaufmann Small Cap Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—87.8%
		Communication Services—0.5%
935,500	[1]	Glu Mobile, Inc.	$8,831,120
2,362,200		Infrastrutture Wireless Italiane SpA	23,915,448
		TOTAL	32,746,568
		Consumer Discretionary—10.5%
250,000	[1,2]	Baozun, Inc., ADR	10,515,000
2,310,000	[1]	Boohoo Group PLC	7,941,346
200,000	[1,2]	Bright Horizons Family Solutions, Inc.	21,448,000
460,000	[1,2]	Chegg, Inc.	37,246,200
115,000	[2]	Choice Hotels International, Inc.	9,664,600
150,100	[1]	Delivery Hero SE	17,319,796
205,000	[1,2]	DraftKings Inc.	6,841,875
495,000	[1,2]	Etsy, Inc.	58,598,100
380,000	[1]	Fiverr International Ltd.	35,503,400
455,000	[1,2]	Floor & Decor Holdings, Inc.	29,984,500
2,200,000	[1]	Global Fashion Group S.A.	11,163,816
1,008,100		GreenTree Hospitality Group Ltd., ADR	13,034,733
1,461,974	[1,2]	GrowGeneration Corp.	12,339,061
310,000	[1]	GrubHub, Inc.	22,394,400
355,800	[1]	Just Eat Takeaway	38,469,361
630,000	[1,2]	Lovesac Co./The	20,021,400
271,200		Moncler S.p.A	10,480,576
26,537,567		NagaCorp Ltd.	28,342,849
650,000	[1]	National Vision Holdings, Inc.	20,793,500
310,000	[1,2]	Ollie's Bargain Outlet Holding, Inc.	32,581,000
1,148,200	[1]	Planet Fitness, Inc.	59,936,040
520,000	[1,2]	Revolve Group LLC	8,512,400
171,000	[2]	Vail Resorts, Inc.	32,837,130
539,700	[2]	Wingstop, Inc.	84,328,125
400,000	[1,2]	Workhorse Group, Inc.	6,208,000
1,300,000	[1]	YETI Holdings, Inc.	63,557,000
		TOTAL	700,062,208
		Consumer Staples—2.1%
70,500	[1,2]	Beyond Meat, Inc.	8,875,950
491,000	[1]	Freshpet, Inc.	47,160,550
1,060,000	[1]	Grocery Outlet Holding Corp.	46,629,400
575,000	[1]	Performance Food Group Co.	16,111,500
625,000	[1]	Vital Farms, Inc.	22,037,500
		TOTAL	140,814,900
		Energy—0.5%
1,270,700	[1,2]	New Fortress Energy LLC	27,447,120
910,200		Rattler Midstream Partners LP	7,163,274
		TOTAL	34,610,394
		Financials—5.7%
1,485,000	[2]	Ares Management Corp.	59,310,900

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,440,562	[2]	Artisan Partners Asset Management, Inc.	$52,191,561
7,692,200	[2]	Ashmore Group PLC	39,570,029
1,487,499	[1,2]	CrossFirst Bankshares, Inc.	13,640,366
350,000	[1]	Deerfield Healthcare Technology Acquisitions Corp.	3,682,000
3,789,000		FinecoBank Banca Fineco SpA	55,235,209
200,000	[1]	Flying Eagle Acquisition Corp.	2,118,000
500,000	[1]	Foley Trasimene Acquisition Corp.	5,320,000
200,000	[1]	GS Acquisition Holdings Corp.	2,080,000
1,000,000	[1]	Gores Holdings IV, Inc.	10,280,000
300,000	[1]	HPX Corp.	3,037,500
800,000		Hamilton Lane, Inc.	57,792,000
200,000	[1]	Hudson Executive Investment Corp.	2,036,000
1,065,000	[2]	Moelis & Co.	31,726,350
809,920	[1]	ProSight Global, Inc.	6,365,971
300,000	[1]	Roth CH Acquisition I Co.	3,090,000
500,000	[1]	SCVX Corp.	5,370,000
4,881,467	[1]	Tel Aviv Stock Exchange Ltd.	22,335,616
400,000	[1]	Trebia Acquisition Corp.	4,200,000
		TOTAL	379,381,502
		Health Care—33.0%
850,000	[1,2]	ARYA Sciences Acquisition Corp., II	10,030,000
42,000	[1]	Adaptive Biotechnologies Corp.	1,567,440
790,114	[1]	Akouos, Inc.	15,446,729
767,900	[1]	Albireo Pharma, Inc.	21,700,854
2,201,157	[1]	Alector, Inc.	34,492,130
3,500,000	[1,2]	Amarin Corporation PLC., ADR	22,680,000
1,299,247	[1,2]	Amphastar Pharmaceuticals, Inc.	26,010,925
735,000	[1]	AnaptysBio, Inc.	13,200,600
265,786		Andlauer Healthcare Group Inc.	7,494,671
669,931	[1,2]	Annexon, Inc.	12,212,842
799,000	[1,2]	Arcturus Therapeutics Holdings Inc.	41,731,770
573,082	[1]	Argenx SE	132,060,980
249,211	[1]	Argenx SE, ADR	57,350,927
1,615,000	[1]	aTyr Pharma, Inc.	6,379,250
518,928	[1]	Avidity Biosciences LLC	14,628,580
294,500	[1,2]	Avrobio, Inc.	4,991,775
200,000	[1]	Berkeley Lights, Inc.	11,994,000
474,727	[1,2]	Black Diamond Therapeutics, Inc.	13,206,905
6,900,000	[1]	CASI Pharmaceuticals, Inc.	13,317,000
460,300	[1,2]	CRISPR Therapeutics AG	39,337,238
3,960,000	[1]	Calithera Biosciences, Inc.	18,612,000
139,747	[1,2]	Castle Biosciences, Inc.	5,411,004
1,220,000	[1,2]	Catabasis Pharmaceuticals, Inc.	7,051,600
430,000	[1,2]	Catalent, Inc.	37,556,200
324,939	[1]	Centogene BV	4,126,725
155,000	[1]	Charles River Laboratories International, Inc.	30,843,450
190,200	[1]	Clementia Pharmaceuticals Inc., Rights	0
5,297,188	[1,2]	ContraFect Corp.	29,452,365
1,000,000	[1,2]	Cryoport, Inc.	33,140,000

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,214,862	[1]	DermTech, Inc.	$12,865,389
89,555	[1]	Dexcom, Inc.	39,004,785
4,825,000	[1,2]	Dynavax Technologies Corp.	39,130,750
770,000	[1,2]	Editas Medicine, Inc.	22,607,200
178,000	[1]	Frequency Therapeutics, Inc.	3,045,658
532,000	[1,2]	Frequency Therapeutics, Inc.	11,246,480
510,000	[1,2]	Fusion Pharmaceuticals Inc.	7,017,600
310,000	[1,2]	GW Pharmaceuticals PLC, ADR	39,565,300
304,858	[1]	Galapagos NV	56,982,879
332,850	[1,2]	Galapagos NV, ADR	61,290,999
683,470	[1,2]	Glaukos Corp.	29,867,639
1,432,358	[1,2]	Gossamer Bio, Inc.	17,073,707
100,000	[1]	Guardant Health, Inc.	8,518,000
649,553	[1,2]	Icad, Inc.	5,988,879
290,000	[1,3]	Immatics N.V.	2,775,300
433,602	[1]	Immatics N.V.	4,921,383
100,000	[1,2]	Inari Medical, Inc.	5,622,000
333,500	[1]	Inspire Medical Systems, Inc.	33,136,560
90,000	[1]	Insulet Corp.	18,302,400
104,300	[1,2]	iRhythm Technologies, Inc.	12,983,264
300,000	[1,2]	Itamar Medical Ltd., ADR	7,635,000
324,100	[1,2]	Karuna Therapeutics, Inc.	26,511,380
294,382	[1]	Legend Biotech Corp., ADR	10,374,022
1,043,843	[1]	Merus NV	14,290,211
4,272,400	[1,2]	Minerva Neurosciences, Inc.	14,889,314
162,300	[1]	Mirati Therapeutics, Inc.	19,688,613
831,000	[1,2]	Moderna, Inc.	61,577,100
873,312	[1]	Molecular Partners AG	16,577,087
520,625	[1,2]	NanoString Technologies, Inc.	18,799,769
1,013,500	[1,2]	Natera, Inc.	48,668,270
1,023,900	[1,2]	NeoGenomics, Inc.	39,143,697
2,500,000	[1]	Orchard Therapeutics PLC, ADR	12,850,000
264,908	[1]	OrthoPediatrics Corp.	11,176,468
1,775,000	[1]	Otonomy, Inc.	6,230,250
201,800	[1,2]	PRA Health Sciences, Inc.	21,503,808
600,000	[1,2]	Pandion Therapeutics, Inc.	10,212,000
200,000	[1,2]	Penumbra, Inc.	44,382,000
5,761	[1]	Protalix Biotherapeutics, Inc.	20,624
500,000	[1,2]	Relay Therapeutics, Inc.	17,730,000
397,837	[1]	Repligen Corp.	60,037,582
1,225,000	[1]	Rhythm Pharmaceuticals, Inc.	23,544,500
600,000	[1,2]	Rubius Therapeutics, Inc.	2,946,000
370,000	[1]	SI-BONE, Inc.	6,327,000
1,360,000	[1]	Scynexis, Inc.	8,812,800
435,000	[1,2]	Stoke Therapeutics, Inc.	10,957,650
400,000	[1]	Tandem Diabetes Care, Inc.	41,784,000
276,580	[1,2]	Teladoc, Inc.	65,723,705
1,630,857	[1,2]	Translate Bio, Inc.	24,772,718
787,988	[1]	TransMedics Group, Inc.	14,231,063

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
378,154	[1,2]	Tricida, Inc.	$5,059,701
560,000	[1,2]	Turning Point Therapeutics, Inc.	33,168,800
162,300	[1,2]	Twist Bioscience Corp.	9,095,292
1,323,500	[1,2]	Ultragenyx Pharmaceutical, Inc.	103,444,760
1,205,692	[1]	UniQure N.V.	50,313,527
822,570	[4]	United Therapeutics Corp.	43,596
555,329	[1,2]	Vapotherm, Inc.	29,010,387
220,800	[1]	Veeva Systems, Inc.	58,417,056
1,325,000	[1]	Vericel Corp	21,849,250
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	858,000
1,086,800	[1]	Zai Lab Ltd., ADR	82,716,348
450,000	[1]	Zentalis Pharmaceuticals, LLC	15,525,000
1,336,000	[1]	Zogenix, Inc.	31,783,440
		TOTAL	2,200,655,920
		Industrials—9.5%
526,368		Advanced Drainage System, Inc.	25,792,032
735,000		Aramex PJSC	649,652
612,000	[1]	Atkore International Group, Inc.	16,322,040
714,600	[1]	Azek Co., Inc.	24,653,700
1,800,000	[1,2]	Azul S.A., ADR	20,772,000
8,940,000		Biffa PLC	23,977,192
1,020,000	[1]	Clarivate PLC	28,203,000
1,762,700	[1,2]	Colfax Corp.	51,259,316
410,000		Comfort Systems USA, Inc.	20,381,100
41,700	[1]	CoStar Group, Inc.	35,434,992
1,200,000	[1,2]	Dirtt Environmental Solutions Ltd.	1,997,835
115,000	[1]	FTI Consulting, Inc.	13,735,600
1,181,300	[1]	GMS, Inc.	27,677,859
250,000	[1]	Generac Holdings, Inc.	39,395,000
455,000		Knight-Swift Transportation Holdings, Inc.	19,787,950
1,345,000	[1]	Kratos Defense & Security Solutions	24,223,450
198,500	[2]	MSA Safety, Inc.	23,528,205
708,200	[1]	Mercury Systems, Inc.	54,835,926
2,300,000	[1,2]	PAE, Inc.	18,124,000
1,140,910	[1]	Parsons Corp.	39,737,895
1,825,000	[1]	Quest Resource Holding Corp.	2,591,500
360,000	[2]	Tetra Tech, Inc.	31,914,000
300,300	[1,2]	Trex Co., Inc.	41,840,799
1,283,500	[1]	Upwork, Inc.	19,278,170
392,100	[1,2]	XPO Logistics, Inc.	29,415,342
		TOTAL	635,528,555
		Information Technology—19.9%
560,000	[1]	Alarm.com Holdings, Inc.	39,222,400
400,000	[1,2]	Alteryx, Inc.	70,196,000
1,000,000	[1]	Anaplan, Inc.	45,410,000
171,200	[1]	Avalara, Inc.	23,017,840
5,000,000		Avast PLC	37,764,248
397,500	[1]	Blackline, Inc.	35,341,725
2,230,000	[1]	Camtek Ltd.	33,516,900

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,065,000	[1]	Cardtronics, Inc.	$23,781,450
666,758	[1,2]	Cerence, Inc.	26,443,622
170,000	[1,2]	Ceridian HCM Holding, Inc.	13,309,300
775,000	[1]	CloudFlare, Inc.	32,255,500
126,600	[1]	DocuSign, Inc.	27,450,678
1,000,000	[1,2]	Domo, Inc.	32,180,000
50,000	[1]	Dye & Durham Ltd.	541,267
415,148	[1]	Endava PLC, ADR	21,442,394
340,000	[1]	Envestnet, Inc.	27,608,000
405,000	[1]	Everbridge, Inc.	57,834,000
180,000	[2]	FLIR Systems, Inc.	7,498,800
400,000	[1,2]	GDS Holdings Ltd., ADR	32,116,000
625,000	[1,2]	GTT Communications, Inc.	3,937,500
885,288		Genpact Ltd.	35,252,168
480,000	[1,2]	GoDaddy, Inc.	33,734,400
950,000	[1]	Grid Dynamics Holdings Inc.	6,346,000
2,050,000	[1]	International Money Express, Inc.	27,634,000
201,000	[1]	Jamf Holding Corp.	8,160,600
5,175,000	[1,2]	Limelight Networks, Inc.	32,447,250
2,419,604	[1,2]	Magnachip Semiconductor Corp.	27,535,093
1,000,000	[1,2]	Medallia, Inc.	30,730,000
425,000	[1,2]	Mimecast Ltd.	19,945,250
2,830,000	[1]	Mobile Iron, Inc.	17,630,900
4,000,000	[1,2]	Nearmap Ltd.	6,549,392
4,575,000	[2]	Network International Holdings Ltd.	24,352,137
232,500	[1]	Novoste Corp.	24,105,600
314,431	[1]	Pixelworks, Inc.	1,003,035
490,000	[1,2]	Pluralsight, Inc.	10,373,300
683,600	[1,2]	Q2 Holdings, Inc.	64,292,580
520,000	[1]	Radware Ltd.	13,286,000
800,000	[1,2]	Rapid7, Inc.	47,656,000
430,000	[1,2]	RealPage, Inc.	27,094,300
640,000	[1,2]	SailPoint Technologies Holding	20,160,000
280,000	[1]	Shift4 Payments, Inc.	10,724,000
51,700	[1]	Shopify, Inc.	52,940,800
970,000	[1,2]	ShotSpotter, Inc.	22,348,800
700,000	[1,2]	Smartsheet, Inc.	33,418,000
3,120,000	[1,2]	SunPower Corp.	29,109,600
790,000	[1,2]	Tufin Software Technologies Ltd.	7,465,500
78,200	[2]	Tyler Technologies, Inc.	27,936,950
50,000	[1]	Vertex, Inc.	1,178,000
176,500	[1]	WNS Holdings Ltd., ADR	11,288,940
300,000	[1]	Zendesk, Inc.	27,345,000
238,800	[1,2]	Zscaler, Inc.	31,008,180
		TOTAL	1,323,919,399
		Materials—1.9%
2,400,000		B2Gold Corp.	16,627,720
435,700	[1]	Eagle Materials, Inc.	34,956,211
455,000		Endeavour Financial Corp.	12,259,472

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Materials—continued
379,057		Scotts Miracle-Gro Co.	$60,107,069
		TOTAL	123,950,472
		Real Estate—4.2%
1,500,000		Americold Realty Trust	60,525,000
1,447,400	[2]	Easterly Government Properties, Inc.	35,388,930
90,000	[1]	Fathom Holdings, Inc.	902,700
890,000		JBG Smith Properties	25,818,900
303,000	[2]	Lamar Advertising Co.	19,916,190
1,486,000		MGM Growth Properties LLC	40,627,240
465,900	[2]	QTS Realty Trust, Inc.	33,521,505
810,000		Ryman Hospitality Properties	25,936,200
1,229,200		STAG Industrial, Inc.	40,071,920
		TOTAL	282,708,585
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,111,253,865)	5,854,378,503
		CORPORATE BONDS—0.0%
		Consumer Discretionary—0.0%
$2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021	2,565,251
		Information Technology—0.0%
500,000		RealPage, Inc., Conv. Bond, 1.500%, 5/15/2025	538,990
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,995,289)	3,104,241
		WARRANTS—0.2%
		Financials—0.0%
250,000	[1]	Churchill Capital Corp. III, Warrants 3/1/2027	415,000
50,000	[1]	Flying Eagle Acquisition Corp., Warrants 2/26/2027	185,000
250,000	[1]	Gores Holdings IV, Inc., Warrants 1/24/2025	450,000
		TOTAL	1,050,000
	[1]	Health Care—0.2%
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	245,951
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	340,067
222,500		ContraFect Corp., Warrants 7/27/2021	8,811
467,500		ContraFect Corp., Warrants 7/20/2022	58,251
2,247,188		ContraFect Corp., Warrants 5/27/2023	6,999,541
187,500		Dynavax Technologies Corp., Warrants 2/12/2022	1,109,437
200,000		Immatics N.V., Warrants 12/31/2025	754,000
109,440		Scynexis, Inc., Warrants 4/6/2021	285
154,800		Scynexis, Inc., Warrants 3/8/2023	20,975
11,111,112		Scynexis, Inc., Warrants 6/12/2023	2,654,445
		TOTAL	12,191,763
		TOTAL WARRANTS (IDENTIFIED COST $1,422,455)	13,241,763
		INVESTMENT COMPANIES—22.9%
133,305,186		Federated Hermes Government Obligations Fund, Premier Shares, 0.10%[5]	133,305,186

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
1,390,934,878	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[5]	$1,391,769,439
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,524,445,764)	1,525,074,625
	TOTAL INVESTMENT IN SECURITIES—110.9% (IDENTIFIED COST $5,640,117,373)	7,395,799,132
	OTHER ASSETS AND LIABILITIES - NET—(10.9)%[6]	(727,001,179)
	TOTAL NET ASSETS—100%	$6,668,797,953
At July 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1E-Mini Russell 2000 Short Futures	656	$48,471,840	September 2020	$(3,219,550)
The average notional value of short futures contracts held by the Fund throughout the period was $37,440,285. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2020, were as follows:
Affiliated	Balance of Shares Held 10/31/2019	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 7/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income**
Consumer Discretionary:
Baozun, Inc. - ADR	130,000	120,000	—	250,000	$10,515,000	$562,217	$—	$—
Wingstop, Inc.	440,000	120,000	(20,300)	539,700	$84,328,125	$38,807,113	$439,014	$175,417
Energy:
New Fortress Energy LLC	628,656	642,044	—	1,270,700	$27,447,120	$ 6,753,937	$—	$—
Financials:
ARYA Sciences Acquisition Corp,*	400,000	—	(400,000)	—	$—	$337,635	$—	$—
Heath Care:
ARYA Sciences Acquisition Corp. II	—	850,000	—	850,000	$10,030,000	$1,530,000	$—	$—
Akouos, Inc.	—	790,114	—	790,114	$15,446,729	$(1,286,079)	$—	$—
Albireo Pharma, Inc.	450,900	317,000	—	767,900	$21,700,854	$6,760,821	$—	$—
Alector, Inc.	1,500,000	701,157	—	2,201,157	$34,492,130	$(5,610,058)	$—	$—
Amphastar Pharmaceuticals, Inc.	910,600	388,647	—	1,299,247	$26,010,925	$787,795	$—	$—
AnaptysBio, Inc.	679,762	55,238	—	735,000	$13,200,600	$(14,451,241)	$—	$—
Arcturus Therapeutics Holdings Inc.	—	799,000	—	799,000	$41,731,770	$21,414,780	$—	$—
Argenx SE*	305,000	268,082	—	573,082	$132,060,980	$59,775,785	$(15,368,708)	$—
Argenx SE, ADR*	337,211	—	(88,000)	249,211	$57,350,927	$24,757,838	$—	$—
aTyr Pharma, Inc.	550,000	1,065,000	—	1,615,000	$6,379,250	$(101,786)	$9,997,350	$—
Calithera Biosciences, Inc.	3,750,500	209,500	—	3,960,000	$18,612,000	$6,501,185	$—	$—
CASI Pharmaceuticals, Inc.	—	6,900,000	—	6,900,000	$13,317,000	$108,900	$—	$—
Catabasis Pharmaceuticals, Inc.	500,000	720,000	—	1,220,000	$7,051,600	$931,600	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022*	176,600	—	—	176,600	$245,951	$(8,936)	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024*	129,500	—	—	129,500	$340,067	$21,795	$—	$—
ContraFect Corp.***	—	32,747,188	(27,450,000)	5,297,188	$29,452,365	$9,757,850	$—	$—
ContraFect Corp., Warrants 7/27/2021	467,500	—	—	467,500	$8,811	$31,790	$—	$—

Affiliated	Balance of Shares Held 10/31/2019	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 7/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income**
ContraFect Corp., Warrants 7/20/2022	222,500	—	—	222,500	$58,251	$ 1,157	$—	$—
DermTech, Inc.	—	1,214,862	—	1,214,862	$12,865,389	$(39,877)	$—	$—
Dynavax Technologies Corp.	3,200,000	1,625,000	—	4,825,000	$39,130,750	$13,982,602	$—	$—
Dynavax Technologies Corp. - Warrant, 2/12/2022	187,500	—	—	187,500	$1,109,437	$576,768	$—	$—
Merus NV	220,000	823,843	—	1,043,843	$14,290,211	$(452,105)	$—	$—
Minerva Neurosciences, Inc.	1,915,000	2,357,400	—	4,272,400	$14,889,314	$(12,504,784)	$—	$—
Molecular Partners AG	—	878,690	(5,378)	873,312	$16,577,087	$2,029,442	$12,110	$—
Otonomy, Inc.	—	1,775,000	—	1,775,000	$6,230,250	$290,644	$—	$—
Rhythm Pharmaceuticals, Inc.	1,117,119	107,881	—	1,225,000	$23,544,500	$(2,606,545)	$—	$—
SCYNEXIS, Inc.****	2,000,000	11,600,000	(12,240,000)	1,360,000	$8,812,800	$(7,942,947)	$—	$—
Scynexis, Inc., Warrants 4/6/2021	109,440	—	—	109,440	$285	$(15,748)	$—	$—
Scynexis, Inc., Warrants 3/8/2023	154,800	—	—	154,800	$20,975	$(48,097)	$—	$—
Scynexis, Inc., Warrants 6/12/2023	—	11,111,112	—	11,111,112	$2,654,445	$2,654,445	$—	$—
TransMedics Group Inc.	187,529	600,459	—	787,988	$14,231,063	$534,654	$—	$—
Ultragenyx Pharmaceutical, Inc.	882,300	441,200	—	1,323,500	$103,444,760	$44,561,641	$—	$—
UniQure N.V.	770,000	435,692	—	1,205,692	$50,313,527	$(12,335,630)	$—	$—
Industrials:
Quest Resource Holding Corp.	1,825,000	—	—	1,825,000	$2,591,500	$(1,733,750)	$—	$—
Information Technology:			—
Camtek Ltd.	2,000,000	230,000	—	2,230,000	$33,516,900	$9,201,000	$—	$—
International Money Express, Inc.	857,500	1,192,500	—	2,050,000	$27,634,000	$597,666	$—	$—
Magnachip Semiconductor Corp.	1,215,000	1,204,604	—	2,419,604	$27,535,093	$(99,019)	$—	$—
ShotSpotter, Inc.	690,000	280,000	—	970,000	$22,348,800	$1,217,004	$—	$—
Affiliated Issuers no longer in the portfolio at period end	3,400,000	11,600,000	(15,000,000)	—	$—	$(425,765)	$(45,000)	$—
TOTAL OF AFFILIATED TRANSACTIONS	32,309,917	94,171,213	(55,203,678)	71,277,452	$971,521,541	$194,825,697	$(4,965,234)	$175,417
*	At July 31, 2020, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
***	A 1:10 reverse stock split occurred for this issue on February 4, 2020.
****	A 1:10 reverse stock split occurred for this issue on July 17, 2020.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	110,508,279	1,094,824,004	1,205,332,283
Purchases/Additions	991,893,461	2,522,574,333	3,514,467,794
Sales/Reductions	(969,096,554)	(2,226,463,459)	(3,195,560,013)
Balance of Shares Held 7/31/2020	133,305,186	1,390,934,878	1,524,240,064
Value	$133,305,186	$1,391,769,439	$1,525,074,625
Change in Unrealized Appreciation/Depreciation	N/A	$511,951	$511,951
Net Realized Gain/(Loss)	N/A	$(61,800)	$(61,800)
Dividend Income	$808,723	$10,113,846	$10,922,569
Gain Distributions Received	N/A	$1,860	$1,860
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$684,946,750	$708,539,545
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2020, these restricted securities amounted to $2,775,300, which represented 0.0% of total net assets.
Additional information on restricted securities held at July 31, 2020, is as follows

Security	Acquisition Date	Cost	Market Value
Immatics N.V.	6/30/2020	$2,900,000	$2,775,300
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,435,629,456	$—	$5,820,958	$4,441,450,414
International	859,196,880	553,687,613	43,596	1,412,928,089
Debt Securities:
Corporate Bonds	—	3,104,241	—	3,104,241
Warrants	1,050,000	12,191,763	—	13,241,763
Investment Companies	1,525,074,625	—	—	1,525,074,625
TOTAL SECURITIES	$6,820,950,961	$568,983,617	$5,864,554	$7,395,799,132
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(3,219,550)	—	—	(3,219,550)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,219,550)	$—	$—	$(3,219,550)
1	Other financial instruments are futures contracts.
The following acronym is used throughout this portfolio:
ADR	-—American Depositary Receipt